Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net income / (loss)	SFr 57.7	SFr (170.2)	SFr (27.5)
Share-based compensation	38.3	192.4	48.6
Employee benefit expenses	4.8	1.1	1.0
Depreciation and amortization	46.4	31.4	12.1
Loss / (gain) on disposal of assets	0.9	0.0	0.0
Interest income and expenses	(0.8)	2.8	0.6
Net exchange differences	(8.3)	15.2	6.7
Income taxes	20.2	10.6	3.1
Change in provisions	(7.4)	4.4	1.7
Change in working capital	(285.8)	(74.4)	(49.2)
Trade receivables	(78.6)	(47.0)	(13.5)
Inventories	(273.0)	(31.8)	(61.3)
Trade payables	65.8	4.3	25.6
Change in other current assets / liabilities	(67.6)	8.1	(6.5)
Interest received	5.6	0.0	0.0
Income taxes paid	(31.0)	(4.4)	(5.2)
Cash inflow / (outflow) from operating activities	(227.0)	16.9	(14.7)
Purchase of tangible assets	(60.3)	(24.6)	(11.0)
Purchase of intangible assets	(22.7)	(11.6)	(7.6)
Payment of contingent considerations	0.0	(0.2)	0.0
Cash (outflow) from investing activities	(82.9)	(36.4)	(18.6)
Repayments of financial liabilities	0.0	0.0	(3.0)
Payments of lease liabilities	(15.4)	(13.3)	(3.4)
Proceeds from issue of shares	0.0	0.1	133.3
Net proceeds from the IPO	0.0	618.2	0.0
Equity transaction costs	0.0	(6.8)	(1.5)
Sale of treasury shares related to share-based compensation	26.4	0.5	0.0
Interests paid	(4.7)	(2.8)	(0.6)
Cash inflow from financing activities	6.3	595.9	124.8
Change in net cash and cash equivalents	(303.6)	576.4	91.4
Net cash and cash equivalents at January 1	653.1	90.6	0.1
Net impact of foreign exchange rate differences	21.5	(13.9)	(1.0)
Net cash and cash equivalents at December 31	SFr 371.0	SFr 653.1	SFr 90.6